Summary of Significant Accounting Policies (Synchrony Financial Exchange Offer) (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Nov. 17, 2015	Aug. 05, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2016	Apr. 10, 2015
Synchrony Exchange Offer
Payments for repurchase of common stock			$ (2,709)	$ (2,211)	$ (10,225)
Stock repurchased during period	671,366,809		109,800,000	73,600,000	432,600,000
Stock repurchase program authorized amountto be repurchased							$ 50,000
Issued			11,693,841,000	11,693,841,000	11,693,841,000
In treasury			(2,314,553,000)	(1,636,461,000)	(1,632,960,000)
Common stock, shares			9,379,288,000	10,057,380,000	10,060,881,000
Common stock, shares authorized			13,200,000,000
Common stock, par value per share			$ 0.06			$ 0.06
Gain (loss) on disposal of discontinued operations			$ (7,591)	$ 15	$ (1,781)
Synchrony Financial
Synchrony Exchange Offer
Issued	705,270,833
In treasury	(671,366,809)
Proceeds from IPO		$ 2,800
Sale of stock, percentage of ownership after transaction		84.60%
Gain (loss) on disposal of discontinued operations			$ 3,429